Commitments and Contingencies - Future Minimum Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Future minimum payments for noncancellable operating leases
2017	$ 1,054
2018	1,118
2019	1,125
2020	375
Total	$ 3,672